Condensed Parent Company Balance Sheet - SEK (kr) kr in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Non-Current Financial Assets
Non-current financial assets	kr 5,842	kr 3,915	kr 2,230
Total non-current assets	447,862	447,138	435,469
Current assets
Inventories	1,133	889
Other current receivables	12,965	11,343	30,032
Prepaid expenses and accrued income	50,644	45,032	10,489
Cash	825,409	955,507	867,346
Total current assets	896,478	1,012,772	907,867
Restricted shareholders' equity
Share capital	2,094	2,094	1,998
Non-restricted shareholders' equity
Retained earnings	(1,660,507)	(1,453,554)	(1,047,929)
Total equity	871,142	1,008,281	1,125,783
Non-current liabilities
Non-current interesting-bearing liabilities	192,632	189,164
Total non-current liabilities	306,123	316,183	100,342
Current liabilities
Accounts payable	100,051	67,971	57,660
Other current liabilities	14,098	13,922	6,712
Total current liabilities	167,075	135,446	117,211
TOTAL EQUITY AND LIABILITIES	1,344,340	1,459,910	1,343,336
Parent Company
Intangible Assets
Intangible assets	32,132	32,132	16,066
Tangible Assets
Equipment	735	514	74
Non-Current Financial Assets
Non-current financial assets	645,442	552,924	357,902
Total non-current assets	678,309	585,570	374,042
Current assets
Inventories	1,133	889
Other current receivables	16,020	5,699	14,536
Prepaid expenses and accrued income	37,622	41,825	9,695
Cash	753,407	894,455	828,360
Total current assets	808,182	942,868	852,591
TOTAL ASSETS	1,486,491	1,528,439	1,226,633
Restricted shareholders' equity
Share capital	2,094	2,094	1,998
On-going issue of shares	33
Statutory reserve	3,092	3,092	3,092
Total Restricted shareholders' equity	5,219	5,186	5,090
Non-restricted shareholders' equity
Share premium reserve	2,484,537	2,420,698	2,116,721
Retained earnings	(1,211,638)	(863,175)	(883,463)
Net loss for the period	(105,929)	(354,405)	(112,814)
Total non-restricted shareholders' equity	1,166,970	1,203,117	1,120,444
Total equity	1,172,189	1,208,303	1,125,534
Non-current liabilities
Provisions	5,128	9,075	4,664
Non-current interesting-bearing liabilities	192,632	189,164
Other non-current liabilities	105	105	105
Total non-current liabilities	197,865	198,344	4,769
Current liabilities
Accounts payable	67,306	51,711	49,711
Other current liabilities	18,101	33,466	7,181
Accrued expenses and deferred revenue	31,031	36,615	39,438
Total current liabilities	116,438	121,792	96,330
TOTAL EQUITY AND LIABILITIES	kr 1,486,491	kr 1,528,439	kr 1,226,633